Statutory Information and Restrictions (Net Gain (Loss) From Operations, Net Income Loss, Dividends to LNC Holding Company) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Information and Restrictions [Abstract]
U.S. net gain (loss) from operations, after-tax	$ 1,708	$ (1,285)	$ (247)
U.S. net income (loss)	1,965	(569)	53
U.S. dividends to LNC holding company	$ 645	$ 1,910	$ 660